Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of
	December 31, 2024	June 30, 2024
	USD	USD
Professional fees payable	1,512,500	1,612,224
Other taxes payable	904,242	851,836
Payable to a third party	1,031,674	-
Accrued payroll and employee benefits	69,230	139,611
Deposits	7,454	7,457
Others	124,278	52,651
Total accrued expenses and other current liabilities	3,649,378	2,663,779